SEGMENT INFORMATION AND REVENUE ANALYSIS - Timing of revenue recognition and disaggregation by major product type (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	$ 9,915,407	$ 7,959,494
MWA devices
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	4,951,037	7,958,761
MWA needles
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	3,749,741	6,539,540
MWA therapeutic apparatus
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	1,201,296	1,419,221
Other
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	4,964,370	733
Technology licensing revenue
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	4,800,000
Transferred over time
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	0	0
At a point of time
SEGMENT INFORMATION AND REVENUE ANALYSIS
Revenues	$ 9,915,407	$ 7,959,494